FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair Value Hierarchy Levels (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	$ 21,591	$ 19,598
Financial liabilities	108,456	102,284
Level 1
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,918	1,748
Financial liabilities	89	134
Level 1 | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	89	134
Level 1 | Subsidiary equity obligations
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	0	0
Level 1 | Government bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	0	0
Level 1 | Corporate bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	0	127
Level 1 | Fixed income securities and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	22	20
Level 1 | Common shares and warrants
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,882	1,586
Level 1 | Loans and notes receivables
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	0	0
Level 1 | Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	14	15
Level 2
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	3,041	2,007
Financial liabilities	2,314	3,003
Level 2 | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	2,284	3,003
Level 2 | Subsidiary equity obligations
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	30	0
Level 2 | Government bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	55	49
Level 2 | Corporate bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	820	508
Level 2 | Fixed income securities and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	289	233
Level 2 | Common shares and warrants
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	255	0
Level 2 | Loans and notes receivables
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	23	62
Level 2 | Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,599	1,155
Level 3
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	836	869
Financial liabilities	2,564	2,263
Level 3 | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	874	704
Level 3 | Subsidiary equity obligations
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	1,690	1,559
Level 3 | Government bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	0	0
Level 3 | Corporate bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	0	0
Level 3 | Fixed income securities and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	415	409
Level 3 | Common shares and warrants
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	310	246
Level 3 | Loans and notes receivables
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1	1
Level 3 | Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	$ 110	$ 213